NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		9 Months Ended
	Sep. 30, 2015 USD ($) a	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) a	Sep. 30, 2014 USD ($)	Apr. 25, 2014 USD ($)
Accounting Policies [Abstract]
Accumulated deficit	$ 9,382,000		$ 9,382,000
Negative working capital	3,296,000		3,296,000
Cash balance of highly liquid investments	$ 3,900		$ 3,900
Interest expense on amortization of deferred financing fees		$ 30,500		$ 91,500
Mineral rights (acres) | a	4,380		4,380
Paid financing fee to NPX					$ 22,000
Interest expense on amortization of deferred financing fees for NPX	$ 2,750	$ 1,800	$ 8,250	$ 1,800